Equity - Other comprehensive income, items not reclassified to profit or loss - Actuarial gains or losses on defined benefit benefit pension plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Items not reclassified to profit or loss
Decrease (increase) in actuarial losses	€ 21
Decrease (increase) in accumulated actuarial losses/profits	(79)
Increase (decrease) in net defined benefit liability (asset) due to evolution of exchange rates	(100)
Brazil
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (90)
Actuarial assumption of expected rates of pension increases	10.52%	10.58%
Actuarial assumption of medical cost trend rates	10.42%	10.50%
Spain
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ 27
Discount rates	3.60%	3.00%
Germany
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ 21
Discount rates	3.94%	3.56%
PORTUGAL
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (20)
Other Regions
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (17)